Other accruals and liabilities	12 Months Ended
Dec. 31, 2021
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Other Accruals And Liabilities [Line Items]
Other accruals and liabilities

14.   Other accruals and liabilities

(a)	This caption is made up as follows:

	2021	2020
	US$(000)	US$(000)

Accrual of capital expenditure	36,195	20,147
Workers’ profit sharing payable (c)	13,851	17,311
Accrual of operating costs (b)	7,135	15,938
Lease liabilities	115	330
Interests payable, see note 24	—	16,840
	57,296	70,566

Classification by maturity:
Current portion	57,296	70,526
Non-current portion	—	40

	57,296	70,566

(b)	Accrual of operating cost -

The accrual of operating cost relates to the accruals of services received by the Company as part of its operations that were pending to be invoiced such as power, maintenance, contractors and others.

(c)	Workers’ profit sharing -

In accordance with Peruvian legislation, the Company maintains an employee profit sharing plan equal to 8% of annual taxable income. Distributions to employees under the plan are based 50% on the number of days that each employee worked during the preceding year and 50% on proportionate annual salary levels.